UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—61.5%
Airlines—1.0%
Southwest Airlines Co.	57,130	2,647,404

Automobiles—0.5%
Tesla, Inc.*	2,355	1,336,698

Banks—1.3%
Wells Fargo & Co.	124,082	3,393,643

Beverages—0.4%
PepsiCo, Inc.	6,278	905,476

Biotechnology—2.9%
AbbVie, Inc.	38,998	4,078,411
Alexion Pharmaceuticals, Inc.*	8,305	1,014,124
Amgen, Inc.	3,691	819,550
Incyte Corp.*	11,212	947,862
Moderna, Inc.*	4,130	630,816
		7,490,763
Capital markets—1.3%
Ameriprise Financial, Inc.	17,422	3,227,251

Chemicals—1.8%
CF Industries Holdings, Inc.	44,206	1,648,884
FMC Corp.	7,361	853,949
Westlake Chemical Corp.	28,813	2,165,297
		4,668,130
Commercial services & supplies—1.2%
IAA, Inc.*	16,655	997,968
Stericycle, Inc.*	28,175	1,984,647
		2,982,615
Communications equipment—0.4%
Arista Networks, Inc.*	3,455	935,269

Consumer finance—0.6%
Synchrony Financial	52,707	1,605,982

Diversified financial services—0.9%
Voya Financial, Inc.	38,290	2,206,653

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electric utilities—1.1%
NextEra Energy, Inc.	39,928	2,938,302

Electrical equipment—0.4%
Rockwell Automation, Inc.	3,466	885,771

Entertainment—2.0%
Madison Square Garden Entertainment Corp.*	9,205	699,672
Netflix, Inc.*	1,656	812,599
Take-Two Interactive Software, Inc. *	19,700	3,556,047
		5,068,318
Equity real estate investment trusts—1.6%
Crown Castle International Corp.	5,320	891,472
Prologis, Inc.	32,100	3,211,605
		4,103,077
Food products — 2.2%
Bunge Ltd.	43,981	2,590,041
Mondelez International, Inc., Class A	53,825	3,092,246
		5,682,287
Health care equipment & supplies—1.2%
Abbott Laboratories	10,350	1,120,077
Boston Scientific Corp.*	36,271	1,202,384
Cooper Cos., Inc./The	2,450	821,289
		3,143,750
Health care providers & services—1.7%
Laboratory Corp. of America Holdings*	13,501	2,698,040
UnitedHealth Group, Inc.	4,774	1,605,687
		4,303,727
Hotels, restaurants & leisure—1.3%
Carnival Corp.	77,104	1,540,538
Starbucks Corp.	19,439	1,905,411
		3,445,949
Insurance—2.2%
Marsh & McLennan Cos., Inc.	12,092	1,386,227
MetLife, Inc.	50,713	2,341,419

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Insurance—(concluded)
Progressive Corp./The	21,687	1,889,155
		5,616,801
Interactive media & services—3.5%
Alphabet, Inc., Class A*	3,216	5,642,150
Facebook, Inc., Class A*	5,834	1,615,843
IAC/InterActiveCorp*	3,829	543,680
Match Group, Inc.*	8,264	1,150,432
		8,952,105
Internet & direct marketing retail—3.9%
Alibaba Group Holding Ltd., ADR*	2,705	712,389
Amazon.com, Inc.*	2,323	7,359,357
Booking Holdings, Inc.*	935	1,896,600
		9,968,346
IT services—2.7%
Fidelity National Information Services, Inc.	18,039	2,677,168
MasterCard, Inc., Class A	2,917	981,600
Visa, Inc., A Shares	16,078	3,382,007
		7,040,775
Life sciences tools & services—2.2%
10X Genomics, Inc., Class A*	5,274	807,502
Bio-Rad Laboratories, Inc., Class A*	4,622	2,488,947
IQVIA Holdings, Inc.*	7,380	1,247,146
PPD, Inc. *	29,792	1,042,720
		5,586,315
Machinery—2.0%
AGCO Corp.	24,355	2,253,081
Ingersoll Rand, Inc.*	64,282	2,845,764
		5,098,845
Media—1.0%
Comcast Corp., Class A	52,095	2,617,253

Multiline retail—1.9%
Dollar General Corp.	7,262	1,587,328

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Multiline retail—(concluded)
Dollar Tree, Inc.*	30,985	3,384,801
		4,972,129
Oil, gas & consumable fuels—1.6%
Apache Corp.	96,600	1,245,174
Williams Cos., Inc./The	131,331	2,755,324
		4,000,498
Pharmaceuticals—0.8%
Elanco Animal Health, Inc.*	69,258	2,118,602

Road & rail — 0.3%
Union Pacific Corp.	4,052	826,932

Semiconductors & semiconductor equipment—3.4%
Advanced Micro Devices, Inc.*	14,612	1,353,948
Marvell Technology Group Ltd.	30,436	1,408,882
Micron Technology, Inc.*	34,686	2,223,026
NVIDIA Corp.	1,576	844,830
ON Semiconductor Corp.*	38,637	1,110,814
Qorvo, Inc.*	6,291	985,674
Universal Display Corp.	3,996	915,244
		8,842,418
Software—8.0%
Adobe, Inc.*	1,182	565,552
Autodesk, Inc.*	7,261	2,034,750
Coupa Software, Inc.*	3,779	1,242,951
HubSpot, Inc.*	4,293	1,692,859
Microsoft Corp.	33,870	7,250,551
Salesforce.com, Inc.*	10,026	2,464,391
ServiceNow, Inc.*	3,997	2,136,596
Splunk, Inc.*	7,412	1,513,382
Trade Desk, Inc./The, Class A*	1,717	1,547,137
		20,448,169
Specialty retail—0.7%
Lowe's Cos., Inc.	11,967	1,864,698

Technology hardware, storage & peripherals—3.2%
Apple, Inc.	61,600	7,333,480

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Technology hardware, storage & peripherals—(concluded)
Western Digital Corp.	21,215	952,129
		8,285,609
Trading companies & distributors—0.3%
United Rentals, Inc.*	3,238	734,961
Total common stocks (cost—$116,521,775)		157,945,521

Preferred stocks—0.0%†
Financial services—0.0%†
Squaretwo Financial Corp.[1,2] (cost—$0)	35,000	0

	Face
	amount($)
Asset-backed securities—3.4%
AmeriCredit Automobile Receivables Trust,
Series 2018-1, Class D,
3.820%, due 03/18/24	175,000	184,041
Series 2020-2, Class B,
0.970%, due 02/18/26	350,000	351,944
Capital One Multi-Asset Execution Trust,
Series 2005-B3, Class B3,
3 mo. USD LIBOR + 0.550%,
0.787%, due 05/15/28[3]	350,000	341,255
CCG Receivables Trust,
Series 2020-1, Class C,
1.840%, due 12/14/27[4]	275,000	278,158
CF Hippolyta LLC,
Series 2020-1, Class A1,
1.690%, due 07/15/60[4]	242,702	245,668
Dell Equipment Finance Trust,
Series 2018-1, Class C,
3.530%, due 06/22/23[4]	331,000	335,234
Series 2018-1, Class D,
3.850%, due 06/24/24[4]	210,000	212,916
Series 2020-2, Class D,
1.920%, due 03/23/26[4]	275,000	276,552
Drive Auto Receivables Trust,
Series 2017-1, Class D,
3.840%, due 03/15/23	52,507	53,191

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Series 2018-4, Class D,
4.090%, due 01/15/26	250,000	260,182
Exeter Automobile Receivables Trust,
Series 2018-1A, Class D,
3.530%, due 11/15/23[4]	150,000	153,946
Flagship Credit Auto Trust,
Series 2016-3, Class C,
2.720%, due 07/15/22[4]	5,465	5,470
Ford Credit Auto Owner Trust,
Series 2018-1, Class A,
3.190%, due 07/15/31[4]	560,000	613,906
Series 2020-1, Class A,
2.040%, due 08/15/31[4]	450,000	473,011
HPEFS Equipment Trust,
Series 2019-1A, Class D,
2.720%, due 09/20/29[4]	350,000	357,554
Series 2020-1A, Class D,
2.260%, due 02/20/30[4]	350,000	352,513
Invitation Homes Trust,
Series 2018-SFR1, Class C,
1 mo. USD LIBOR + 1.250%,
1.386%, due 03/17/37[3,4]	150,000	150,632
NRZ Advance Receivables Trust,
Series 2020-T3, Class AT3,
1.317%, due 10/15/52[4]	150,000	150,296
Ocwen Master Advance Receivables Trust,
Series 2020-T1, Class AT1,
1.278%, due 08/15/52[4]	325,000	325,655
OneMain Direct Auto Receivables Trust,
Series 2019-1A, Class A,
3.630%, due 09/14/27[4]	550,000	600,181
OneMain Financial Issuance Trust,
Series 2020-2A, Class A,
1.750%, due 09/14/35[4]	150,000	152,253
Series 2020-2A, Class B,
2.210%, due 09/14/35[4]	300,000	303,624
Santander Consumer Auto Receivables Trust,
Series 2020-BA, Class B,
0.770%, due 12/15/25[4]	475,000	475,229
Santander Drive Auto Receivables Trust,
Series 2017-2, Class D,
3.490%, due 07/17/23	119,914	121,547
Series 2018-2, Class C,
3.350%, due 07/17/23	143,511	144,882

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
Series 2018-2, Class D,
3.880%, due 02/15/24	225,000	232,646
Series 2020-2, Class B,
0.960%, due 11/15/24	350,000	352,079
Sofi Consumer Loan Program Trust,
Series 2018-1, Class B,
3.650%, due 02/25/27[4]	175,000	179,330
Series 2018-2, Class A2,
3.350%, due 04/26/27[4]	50,417	50,598
Series 2018-2, Class B,
3.790%, due 04/26/27[4]	200,000	204,298
Series 2018-3, Class B,
4.020%, due 08/25/27[4]	200,000	205,957
Series 2019-1, Class A,
3.240%, due 02/25/28[4]	98,394	99,196
Tesla Auto Lease Trust,
Series 2020-A, Class B,
1.180%, due 01/22/24[4]	150,000	151,833
Series 2020-A, Class D,
2.330%, due 02/20/24[4]	150,000	153,230
World Financial Network Credit Card Master Trust,
Series 2016-A, Class A,
2.030%, due 04/15/25	225,000	226,996
Total asset-backed securities (cost—$8,569,754)		8,776,003

Corporate bonds—12.6%
Advertising—0.0%†
Lamar Media Corp.
4.875%, due 01/15/29	5,000	5,279

Aerospace & defense—0.1%
Raytheon Technologies Corp.
4.125%, due 11/16/28	150,000	178,811
Spirit AeroSystems, Inc.
7.500%, due 04/15/25[4]	20,000	21,475
TransDigm, Inc.
6.250%, due 03/15/26[4]	70,000	74,200
6.375%, due 06/15/26	25,000	25,944
		300,430
Agriculture—0.1%
Philip Morris International, Inc.
2.900%, due 11/15/21	180,000	184,373

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Agriculture—(concluded)
Reynolds American, Inc.
5.700%, due 08/15/35	70,000	88,453
		272,826
Airlines—0.0%†
Delta Air Lines, Inc.
7.000%, due 05/01/25[4]	60,000	68,535
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500%, due 06/20/27[4]	30,000	32,531
		101,066
Apparel—0.0%†
Hanesbrands, Inc.
5.375%, due 05/15/25[4]	25,000	26,609
William Carter Co./The
5.500%, due 05/15/25[4]	30,000	31,800
5.625%, due 03/15/27[4]	10,000	10,538
Wolverine World Wide, Inc.
6.375%, due 05/15/25[4]	30,000	31,800
		100,747
Auto manufacturers—0.2%
Allison Transmission, Inc.
5.875%, due 06/01/29[4]	50,000	55,750
Ford Motor Co.
7.450%, due 07/16/31	20,000	25,100
8.500%, due 04/21/23	30,000	33,656
9.000%, due 04/22/25	20,000	24,305
General Motors Co.
6.600%, due 04/01/36	200,000	269,860
General Motors Financial Co., Inc.
5.200%, due 03/20/23	30,000	32,904
Navistar International Corp.
6.625%, due 11/01/25[4]	35,000	36,634
9.500%, due 05/01/25[4]	20,000	22,375
PM General Purchaser LLC
9.500%, due 10/01/28[4]	5,000	5,450
		506,034
Auto parts & equipment—0.1%
Clarios Global LP
6.750%, due 05/15/25[4]	5,000	5,378
Clarios Global LP/Clarios U.S. Finance Co.

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Auto parts & equipment—(concluded)
6.250%, due 05/15/26[4]	5,000	5,313
8.500%, due 05/15/27[4]	15,000	16,144
Dana Financing Luxembourg SARL
5.750%, due 04/15/25[4]	30,000	31,275
Dana, Inc.
5.375%, due 11/15/27	10,000	10,637
5.625%, due 06/15/28	10,000	10,792
Meritor, Inc.
4.500%, due 12/15/28[4,5]	5,000	5,075
6.250%, due 06/01/25[4]	40,000	42,650
Tenneco, Inc.
7.875%, due 01/15/29[4]	5,000	5,513
		132,777
Banks—2.7%
Bank of America Corp.
5.700%, due 01/24/22	550,000	584,271
6.110%, due 01/29/37	350,000	512,720
Series Z,
(fixed, converts to FRN on 10/23/24),
6.500%, due 10/23/24[6]	25,000	28,188
Bank of America Corp. MTN
4.200%, due 08/26/24	120,000	134,257
Bank of New York Mellon Corp./The MTN
1.600%, due 04/24/25	150,000	156,223
Barclays PLC
4.337%, due 01/10/28	505,000	577,449
Citigroup, Inc.
5.500%, due 09/13/25	500,000	601,829
(fixed, converts to FRN on 01/30/23),
5.950%, due 01/30/23[6]	30,000	31,575
6.675%, due 09/13/43	125,000	202,835
Deutsche Bank AG
4.250%, due 02/04/21	150,000	150,834
Goldman Sachs Group, Inc./The
5.150%, due 05/22/45	160,000	224,751
5.750%, due 01/24/22	200,000	212,277
Goldman Sachs Group, Inc./The MTN
3 mo. USD LIBOR + 1.600%,
1.824%, due 11/29/23[3]	600,000	620,218
HSBC Holdings PLC
6.500%, due 09/15/37	100,000	144,541
JPMorgan Chase & Co.

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Banks—(concluded)
3.875%, due 09/10/24	550,000	612,792
(fixed, converts to FRN on 07/24/48),
4.032%, due 07/24/48	150,000	192,846
4.625%, due 05/10/21	260,000	264,907
Series R,
(fixed, converts to FRN on 08/01/23),
6.000%, due 08/01/23[6]	50,000	52,462
Kreditanstalt fuer Wiederaufbau
1.540%, due 04/18/36[7]	105,000	84,883
Lloyds Banking Group PLC
4.582%, due 12/10/25	200,000	225,008
Morgan Stanley
4.300%, due 01/27/45	75,000	101,911
4.875%, due 11/01/22	720,000	778,110
Morgan Stanley, GMTN
4.350%, due 09/08/26	365,000	428,417
Wells Fargo & Co. MTN
(fixed, converts to FRN on 06/17/27),
3.196%, due 06/17/27	95,000	105,013
		7,028,317
Beverages—0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, due 02/01/36	75,000	95,809
4.900%, due 02/01/46	30,000	39,124
		134,933
Biotechnology—0.1%
Biogen, Inc.
5.200%, due 09/15/45	50,000	67,485
Gilead Sciences, Inc.
2.950%, due 03/01/27	200,000	221,016
4.750%, due 03/01/46	50,000	66,030
		354,531
Building materials—0.1%
Builders FirstSource, Inc.
5.000%, due 03/01/30[4]	15,000	16,162
6.750%, due 06/01/27[4]	5,000	5,406
Cornerstone Building Brands, Inc.
6.125%, due 01/15/29[4]	5,000	5,275
Griffon Corp.
5.750%, due 03/01/28	20,000	21,190
JELD-WEN, Inc.

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Building materials—(concluded)
4.625%, due 12/15/25[4]	10,000	10,200
4.875%, due 12/15/27[4]	15,000	15,788
Patrick Industries, Inc.
7.500%, due 10/15/27[4]	35,000	37,975
SRM Escrow Issuer LLC
6.000%, due 11/01/28[4]	35,000	36,181
Standard Industries, Inc.
4.375%, due 07/15/30[4]	10,000	10,575
Summit Materials LLC/Summit Materials Finance Corp.
5.250%, due 01/15/29[4]	2,000	2,080
6.500%, due 03/15/27[4]	25,000	26,500
U.S. Concrete, Inc.
5.125%, due 03/01/29[4]	30,000	30,868
		218,200
Chemicals—0.2%
CF Industries, Inc.
5.375%, due 03/15/44	50,000	63,562
Chemours Co./The
5.750%, due 11/15/28[4]	20,000	20,350
DuPont de Nemours, Inc.
4.725%, due 11/15/28	100,000	122,494
NOVA Chemicals Corp.
5.250%, due 06/01/27[4]	75,000	78,184
Nutrien Ltd.
4.200%, due 04/01/29	100,000	119,954
WR Grace & Co-Conn
5.625%, due 10/01/24[4]	50,000	53,875
		458,419
Commercial services—0.2%
ASGN, Inc.
4.625%, due 05/15/28[4]	30,000	31,200
Garda World Security Corp.
9.500%, due 11/01/27[4]	27,000	30,105
Gartner, Inc.
3.750%, due 10/01/30[4]	10,000	10,403
4.500%, due 07/01/28[4]	10,000	10,500
Herc Holdings, Inc.
5.500%, due 07/15/27[4]	30,000	31,612
Nielsen Finance LLC/Nielsen Finance Co.
5.625%, due 10/01/28[4]	30,000	31,978

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375%, due 08/31/27[4]	5,000	4,938
RR Donnelley & Sons Co.
7.875%, due 03/15/21	10,000	10,213
Service Corp. International
5.125%, due 06/01/29	35,000	38,894
TMS International Holding Corp.
7.250%, due 08/15/25[4]	50,000	49,375
United Rentals North America, Inc.
3.875%, due 11/15/27	40,000	41,917
WW International, Inc.
8.625%, due 12/01/25[4]	50,000	52,180
Yale University,
Series 2020,
1.482%, due 04/15/30	100,000	101,610
		444,925
Computers—0.2%
Apple, Inc.
3.850%, due 05/04/43	210,000	270,188
Banff Merger Sub, Inc.
9.750%, due 09/01/26[4]	25,000	26,781
Booz Allen Hamilton, Inc.
3.875%, due 09/01/28[4]	10,000	10,325
NCR Corp.
5.000%, due 10/01/28[4]	30,000	31,050
6.125%, due 09/01/29[4]	20,000	21,682
8.125%, due 04/15/25[4]	10,000	11,138
Science Applications International Corp.
4.875%, due 04/01/28[4]	10,000	10,550
Western Digital Corp.
4.750%, due 02/15/26	50,000	54,609
		436,323
Distribution & wholesale—0.1%
American Builders & Contractors Supply Co., Inc.
4.000%, due 01/15/28[4]	10,000	10,375
Avient Corp.
5.750%, due 05/15/25[4]	20,000	21,375
IAA, Inc.
5.500%, due 06/15/27[4]	35,000	36,925
Performance Food Group, Inc.
5.500%, due 10/15/27[4]	10,000	10,637

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Distribution & wholesale—(concluded)
6.875%, due 05/01/25[4]	30,000	32,250
		111,562
Diversified financial services—0.3%
Ally Financial, Inc.
4.125%, due 02/13/22	100,000	104,182
Capital One Bank USA N.A.
3.375%, due 02/15/23	70,000	74,135
GE Capital International Funding Co. Unlimited Co.
4.418%, due 11/15/35	200,000	230,674
Nationstar Mortgage Holdings, Inc.
6.000%, due 01/15/27[4]	30,000	31,106
OneMain Finance Corp.
5.375%, due 11/15/29	10,000	10,900
5.625%, due 03/15/23	35,000	37,187
6.125%, due 03/15/24	30,000	32,504
7.125%, due 03/15/26	100,000	115,109
8.875%, due 06/01/25	15,000	16,763
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.
3.625%, due 03/01/29[4]	45,000	44,725
		697,285
Electric—1.0%
Alabama Power Co.
6.000%, due 03/01/39	30,000	44,427
Berkshire Hathaway Energy Co.
3.750%, due 11/15/23	80,000	87,102
4.450%, due 01/15/49	200,000	269,751
Calpine Corp.
4.625%, due 02/01/29[4]	25,000	25,813
5.000%, due 02/01/31[4]	30,000	31,612
5.125%, due 03/15/28[4]	30,000	31,536
Clearway Energy Operating LLC
4.750%, due 03/15/28[4]	25,000	26,810
Dominion Energy, Inc.
3.900%, due 10/01/25	150,000	170,337
DTE Electric Co.
3.950%, due 03/01/49	100,000	129,550
Duke Energy Ohio, Inc.
4.300%, due 02/01/49	150,000	198,303
Exelon Corp.
3.400%, due 04/15/26	170,000	191,019
4.450%, due 04/15/46	200,000	255,590

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Electric—(concluded)
Florida Power & Light Co.
5.950%, due 02/01/38	45,000	67,457
Indiana Michigan Power Co.,
Series K,
4.550%, due 03/15/46	100,000	131,885
National Rural Utilities Cooperative Finance Corp.
3.900%, due 11/01/28	100,000	117,991
Northern States Power Co.
2.600%, due 05/15/23	50,000	52,096
NRG Energy, Inc.
3.625%, due 02/15/31[4,5]	25,000	25,937
5.250%, due 06/15/29[4]	10,000	10,919
Oncor Electric Delivery Co. LLC
3.750%, due 04/01/45	40,000	48,413
Pike Corp.
5.500%, due 09/01/28[4]	10,000	10,475
Southern California Edison Co.
3.650%, due 02/01/50	75,000	86,855
Southern Power Co.
5.250%, due 07/15/43	160,000	195,233
Talen Energy Supply LLC
7.250%, due 05/15/27[4]	5,000	5,250
10.500%, due 01/15/26[4]	60,000	48,149
Virginia Electric and Power Co.
4.600%, due 12/01/48	100,000	144,015
Vistra Operations Co. LLC
5.000%, due 07/31/27[4]	65,000	68,744
5.500%, due 09/01/26[4]	85,000	88,940
		2,564,209
Electrical components & equipment—0.0%†
Energizer Holdings, Inc.
4.375%, due 03/31/29[4]	20,000	20,409
4.750%, due 06/15/28[4]	25,000	26,154
		46,563
Electronics—0.0%†
Sensata Technologies, Inc.
3.750%, due 02/15/31[4]	10,000	10,150

Energy-Alternate Sources—0.0%†
TerraForm Power Operating LLC
4.750%, due 01/15/30[4]	50,000	54,250

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Engineering & construction—0.1%
AECOM
5.125%, due 03/15/27	55,000	61,462
5.875%, due 10/15/24	20,000	22,200
KBR, Inc.
4.750%, due 09/30/28[4]	10,000	10,350
MasTec, Inc.
4.500%, due 08/15/28[4]	10,000	10,446
New Enterprise Stone & Lime Co., Inc.
6.250%, due 03/15/26[4]	35,000	36,094
9.750%, due 07/15/28[4]	20,000	21,800
Weekley Homes LLC/Weekley Finance Corp.
4.875%, due 09/15/284	30,000	31,359
		193,711
Entertainment—0.1%
Caesars Entertainment, Inc.
6.250%, due 07/01/25[4]	65,000	69,322
8.125%, due 07/01/27[4]	30,000	32,998
CCM Merger, Inc.
6.375%, due 05/01/26[4]	10,000	10,451
Jacobs Entertainment, Inc.
7.875%, due 02/01/24[4]	35,000	35,525
Scientific Games International, Inc.
8.625%, due 07/01/25[4]	30,000	32,400
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.875%, due 11/01/27[4]	35,000	34,475
WMG Acquisition Corp.
3.000%, due 02/15/31[4]	10,000	9,731
		224,902
Environmental control—0.1%
Clean Harbors, Inc.
4.875%, due 07/15/27[4]	15,000	15,884
5.125%, due 07/15/29[4]	25,000	27,406
Covanta Holding Corp.
5.000%, due 09/01/30	20,000	21,300
GFL Environmental, Inc.
3.750%, due 08/01/25[4]	10,000	10,200
4.000%, due 08/01/28[4]	10,000	9,950
8.500%, due 05/01/27[4]	20,000	22,100
Harsco Corp.
5.750%, due 07/31/27[4]	15,000	15,863

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Environmental control—(concluded)
Stericycle, Inc.
3.875%, due 01/15/29[4]	15,000	15,600
Waste Pro USA, Inc.
5.500%, due 02/15/26[4]	60,000	61,950
		200,253
Food—0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500%, due 03/15/29[4]	5,000	4,988
4.875%, due 02/15/30[4]	20,000	21,874
5.875%, due 02/15/28[4]	15,000	16,200
7.500%, due 03/15/26[4]	30,000	33,675
Chobani LLC/Chobani Finance Corp., Inc.
4.625%, due 11/15/28[4]	10,000	10,350
7.500%, due 04/15/25[4]	55,000	57,475
JBS USA LUX SA/JBS USA Finance, Inc.
6.750%, due 02/15/28[4]	50,000	55,625
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500%, due 01/15/30[4]	25,000	28,103
6.500%, due 04/15/29[4]	30,000	34,350
Kraft Heinz Foods Co.
3.875%, due 05/15/27[4]	25,000	27,048
4.250%, due 03/01/31[4]	50,000	55,497
4.625%, due 01/30/29	20,000	22,938
5.000%, due 07/15/35	35,000	41,231
5.200%, due 07/15/45	35,000	41,259
6.875%, due 01/26/39	25,000	34,736
Kroger Co./The
2.800%, due 08/01/22	100,000	103,810
3.850%, due 08/01/23	160,000	172,937
Lamb Weston Holdings, Inc.
4.875%, due 05/15/28[4]	5,000	5,550
Post Holdings, Inc.
4.625%, due 04/15/30[4]	50,000	52,200
5.500%, due 12/15/29[4]	5,000	5,425
TreeHouse Foods, Inc.
4.000%, due 09/01/28	5,000	5,076
		830,347
Forest Products & Paper—0.0%†
Clearwater Paper Corp.
4.750%, due 08/15/28[4]	30,000	31,238

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Healthcare-products—0.2%
Abbott Laboratories
3.750%, due 11/30/26	62,000	72,347
4.900%, due 11/30/46	50,000	74,502
Avantor Funding, Inc.
4.625%, due 07/15/28[4]	60,000	63,150
Hill-Rom Holdings, Inc.
4.375%, due 09/15/27[4]	10,000	10,425
Hologic, Inc.
4.625%, due 02/01/28[4]	10,000	10,638
Medtronic, Inc.
4.375%, due 03/15/35	97,000	132,774
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
7.250%, due 02/01/28[4]	20,000	21,300
Zimmer Biomet Holdings, Inc.
4.250%, due 08/15/35	50,000	55,375
		440,511
Healthcare-services—0.4%
Acadia Healthcare Co., Inc.
5.000%, due 04/15/29[4]	30,000	31,612
Catalent Pharma Solutions, Inc.
5.000%, due 07/15/27[4]	30,000	31,575
Centene Corp.
3.000%, due 10/15/30	60,000	63,159
4.250%, due 12/15/27	20,000	21,287
4.625%, due 12/15/29	95,000	104,158
Charles River Laboratories International, Inc.
4.250%, due 05/01/28[4]	10,000	10,538
CHS/Community Health Systems, Inc.
8.000%, due 03/15/26[4]	40,000	42,020
8.625%, due 01/15/24[4]	30,000	31,200
DaVita, Inc.
4.625%, due 06/01/30[4]	25,000	26,281
Encompass Health Corp.
4.500%, due 02/01/28	60,000	62,786
HCA, Inc.
3.500%, due 09/01/30	55,000	56,887
5.375%, due 02/01/25	120,000	134,344
IQVIA, Inc.
5.000%, due 05/15/27[4]	25,000	26,313
Legacy LifePoint Health LLC
4.375%, due 02/15/27[4]	60,000	60,300
6.750%, due 04/15/25[4]	5,000	5,338

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Healthcare-services—(concluded)
MEDNAX, Inc.
6.250%, due 01/15/27[4]	20,000	21,424
Molina Healthcare, Inc.
3.875%, due 11/15/30[4]	10,000	10,597
4.375%, due 06/15/28[4]	5,000	5,253
Select Medical Corp.
6.250%, due 08/15/26[4]	25,000	26,688
Syneos Health, Inc.
3.625%, due 01/15/29[4]	10,000	10,075
Tenet Healthcare Corp.
4.625%, due 07/15/24	35,000	35,612
4.625%, due 06/15/28[4]	10,000	10,325
4.875%, due 01/01/26[4]	35,000	36,050
5.125%, due 11/01/27[4]	35,000	36,487
6.125%, due 10/01/28[4]	30,000	30,412
UnitedHealth Group, Inc.
4.625%, due 07/15/35	40,000	54,197
		984,918
Home builders—0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.
4.875%, due 02/15/30[4]	30,000	29,643
Installed Building Products, Inc.
5.750%, due 02/01/28[4]	10,000	10,600
KB Home
4.800%, due 11/15/29	10,000	11,000
6.875%, due 06/15/27	65,000	76,700
Mattamy Group Corp.
4.625%, due 03/01/30[4]	25,000	26,319
Picasso Finance Sub, Inc.
6.125%, due 06/15/25[4]	28,000	29,969
PulteGroup, Inc.
6.000%, due 02/15/35	10,000	13,598
6.375%, due 05/15/33	10,000	13,725
Shea Homes LP/Shea Homes Funding Corp.
4.750%, due 02/15/28[4]	25,000	25,875
Williams Scotsman International, Inc.
4.625%, due 08/15/28[4]	30,000	31,200
		268,629
Household products/wares—0.0%†
Spectrum Brands, Inc.
5.000%, due 10/01/29[4]	5,000	5,400

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Housewares—0.0%†
Newell Brands, Inc.
6.000%, due 04/01/46[8]	25,000	30,750

Insurance—0.5%
Allstate Corp./The
3.280%, due 12/15/26	200,000	228,411
3.850%, due 08/10/49	50,000	63,347
American International Group, Inc.
2.500%, due 06/30/25	75,000	80,543
Aon PLC
4.750%, due 05/15/45	50,000	69,050
Berkshire Hathaway Finance Corp.
3.000%, due 05/15/22	150,000	156,243
4.250%, due 01/15/49	100,000	135,545
HUB International Ltd.
7.000%, due 05/01/26[4]	50,000	52,187
Lincoln National Corp.
4.000%, due 09/01/23	150,000	164,072
MetLife, Inc.
4.125%, due 08/13/42	80,000	102,256
Prudential Financial, Inc. MTN
6.625%, due 06/21/40	110,000	170,073
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[4]	50,000	61,654
		1,283,381
Internet—0.0%†
ANGI Group LLC
3.875%, due 08/15/28[4]	10,000	9,887
Arches Buyer, Inc.
4.250%, due 06/01/28[4,5]	10,000	10,025
6.125%, due 12/01/28[4,5]	15,000	15,394
Netflix, Inc.
5.875%, due 02/15/25	15,000	17,119
		52,425
Investment companies—0.0%†
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250%, due 02/01/22	35,000	35,197

Iron & steel—0.0%†
Big River Steel LLC/BRS Finance Corp.
6.625%, due 01/31/29[4]	5,000	5,300

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Leisure Time—0.1%
Carnival Corp.
7.625%, due 03/01/26[4]	10,000	10,609
9.875%, due 08/01/27[4]	25,000	29,312
11.500%, due 04/01/23[4]	25,000	28,469
Royal Caribbean Cruises Ltd.
9.125%, due 06/15/23[4]	25,000	27,063
VOC Escrow Ltd.
5.000%, due 02/15/28[4]	20,000	19,300
		114,753
Lodging—0.0%†
Boyd Gaming Corp.
4.750%, due 12/01/27	20,000	20,324
8.625%, due 06/01/25[4]	40,000	44,438
		64,762
Machinery-construction & mining—0.0%†
BWX Technologies, Inc.
4.125%, due 06/30/28[4]	10,000	10,413

Machinery-diversified—0.0%†
Mueller Water Products, Inc.
5.500%, due 06/15/26[4]	45,000	46,688

Media—0.8%
Cable One, Inc.
4.000%, due 11/15/30[4]	30,000	31,237
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, due 02/01/31[4]	20,000	20,748
4.500%, due 08/15/30[4]	5,000	5,272
4.500%, due 05/01/32[4]	75,000	79,267
4.750%, due 03/01/30[4]	25,000	26,475
5.125%, due 05/01/27[4]	20,000	21,042
5.375%, due 06/01/29[4]	50,000	54,625
Charter Communications Operating LLC/Charter Communications Operating Capital
4.200%, due 03/15/28	150,000	172,241
Comcast Corp.
3.969%, due 11/01/47	285,000	358,111
4.600%, due 10/15/38	225,000	297,378
CSC Holdings LLC
7.500%, due 04/01/28[4]	25,000	27,872
Diamond Sports Group LLC/Diamond Sports Finance Co.
6.625%, due 08/15/27[4]	15,000	8,602

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Media—(concluded)
Fox Corp.
3.050%, due 04/07/25	25,000	27,393
5.576%, due 01/25/49	50,000	73,058
Liberty Interactive LLC
8.250%, due 02/01/30	30,000	32,988
Meredith Corp.
6.500%, due 07/01/25[4]	40,000	42,700
Nexstar Broadcasting, Inc.
4.750%, due 11/01/28[4]	10,000	10,290
5.625%, due 07/15/27[4]	35,000	37,319
Radiate Holdco LLC/Radiate Finance, Inc.
4.500%, due 09/15/26[4]	10,000	10,400
6.500%, due 09/15/28[4]	50,000	53,120
Scripps Escrow, Inc.
5.875%, due 07/15/27[4]	30,000	30,225
Sirius XM Radio, Inc.
4.125%, due 07/01/30[4]	20,000	20,955
5.375%, due 07/15/26[4]	100,000	104,000
5.500%, due 07/01/29[4]	30,000	32,850
TEGNA, Inc.
4.750%, due 03/15/26[4]	5,000	5,306
Time Warner Cable, Inc.
6.550%, due 05/01/37	25,000	34,461
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	35,000	41,248
Univision Communications, Inc.
6.625%, due 06/01/27[4]	20,000	21,350
Walt Disney Co./The
2.000%, due 09/01/29	100,000	103,669
4.950%, due 10/15/45	70,000	95,985
Ziggo BV
5.500%, due 01/15/27[4]	150,000	156,930
		2,037,117
Mining—0.1%
Arconic Corp.
6.000%, due 05/15/25[4]	30,000	32,325
Freeport-McMoRan, Inc.
4.125%, due 03/01/28	35,000	36,838
4.250%, due 03/01/30	35,000	38,057
Hudbay Minerals, Inc.
6.125%, due 04/01/29[4]	5,000	5,377
Kaiser Aluminum Corp.
4.625%, due 03/01/28[4]	20,000	20,625

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Mining—(concluded)
Novelis Corp.
5.875%, due 09/30/26[4]	50,000	52,437
Southern Copper Corp.
6.750%, due 04/16/40	90,000	133,708
		319,367
Miscellaneous manufacturers—0.2%
Amsted Industries, Inc.
4.625%, due 05/15/30[4]	10,000	10,611
5.625%, due 07/01/27[4]	15,000	15,919
Bombardier, Inc.
7.875%, due 04/15/27[4]	15,000	12,788
8.750%, due 12/01/21[4]	50,000	51,248
Eaton Corp.
2.750%, due 11/02/22	70,000	73,173
General Electric Co. MTN
4.650%, due 10/17/21	100,000	103,694
Hillenbrand, Inc.
5.750%, due 06/15/25	10,000	10,700
Illinois Tool Works, Inc.
2.650%, due 11/15/26	110,000	121,478
		399,611
Office & business equipment—0.0%†
CDW LLC/CDW Finance Corp.
3.250%, due 02/15/29	20,000	20,052

Oil & gas—0.6%
Apache Corp.
4.875%, due 11/15/27	10,000	10,445
5.100%, due 09/01/40	30,000	30,787
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.000%, due 11/01/26[4]	30,000	28,200
BP Capital Markets America, Inc.
3.017%, due 01/16/27	75,000	82,106
Burlington Resources LLC
7.200%, due 08/15/31	150,000	221,123
Comstock Resources, Inc.
9.750%, due 08/15/26	35,000	37,012
Continental Resources, Inc.
3.800%, due 06/01/24	20,000	20,230
5.750%, due 01/15/31[4]	30,000	32,175

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Ecopetrol SA
5.375%, due 06/26/26	225,000	257,688
Endeavor Energy Resources LP/EER Finance, Inc.
6.625%, due 07/15/25[4]	30,000	31,976
EOG Resources, Inc.
3.900%, due 04/01/35	50,000	58,266
EQT Corp.
5.000%, due 01/15/29	5,000	5,275
7.875%, due 02/01/25[8]	20,000	22,900
Equinor ASA
4.800%, due 11/08/43	50,000	66,473
Exxon Mobil Corp.
4.114%, due 03/01/46	50,000	61,261
Hilcorp Energy I LP/Hilcorp Finance Co.
5.000%, due 12/01/24[4]	15,000	14,625
5.750%, due 10/01/25[4]	30,000	29,325
Marathon Petroleum Corp.
4.750%, due 09/15/44	110,000	122,708
Nabors Industries Ltd.
7.250%, due 01/15/26[4]	10,000	5,600
Nabors Industries, Inc.
5.750%, due 02/01/25	25,000	9,150
Occidental Petroleum Corp.
3.500%, due 06/15/25	20,000	18,700
5.550%, due 03/15/26	75,000	74,881
5.875%, due 09/01/25	20,000	20,190
6.625%, due 09/01/30	15,000	15,667
6.950%, due 07/01/24	30,000	31,650
PBF Holding Co. LLC/PBF Finance Corp.,
Series WI,
6.000%, due 02/15/28	40,000	21,000
QEP Resources, Inc.
5.250%, due 05/01/23	25,000	21,375
Shell International Finance BV
4.375%, due 05/11/45	100,000	129,159
Southwestern Energy Co.
8.375%, due 09/15/28	10,000	11,013
Sunoco LP/Sunoco Finance Corp.
4.500%, due 05/15/29[4]	15,000	15,506

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
5.875%, due 03/15/28	15,000	16,050
		1,522,516
Oil & gas services—0.0%†
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, due 04/01/28[4]	10,000	10,311
6.875%, due 04/01/27[4]	30,000	31,169
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 04/01/26	10,000	10,347
6.875%, due 09/01/27	35,000	36,894
		88,721
Packaging & containers—0.1%
Cascades, Inc./Cascades USA, Inc.
5.375%, due 01/15/28[4]	10,000	10,525
Graphic Packaging International LLC
3.500%, due 03/15/28[4]	35,000	36,477
4.750%, due 07/15/27[4]	15,000	16,500
Greif, Inc.
6.500%, due 03/01/27[4]	15,000	15,862
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
6.000%, due 09/15/28[4]	5,000	5,315
OI European Group BV
4.000%, due 03/15/23[4]	50,000	51,250
Owens-Brockway Glass Container, Inc.
5.875%, due 08/15/23[4]	30,000	32,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
4.000%, due 10/15/27[4]	10,000	10,170
Silgan Holdings, Inc.
4.125%, due 02/01/28	10,000	10,375
Trident TPI Holdings, Inc.
6.625%, due 11/01/25[4]	25,000	25,000
		213,724
Pharmaceuticals—0.5%
AbbVie, Inc.
3.200%, due 05/14/26	30,000	33,440
3.800%, due 03/15/25	90,000	100,549
4.450%, due 05/14/46	200,000	252,085
Bausch Health Americas, Inc.
8.500%, due 01/31/27[4]	90,000	99,000
Bausch Health Cos., Inc.
5.000%, due 01/30/28[4]	25,000	24,992

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
5.250%, due 01/30/30[4]	10,000	10,223
6.250%, due 02/15/29[4]	15,000	15,900
7.000%, due 03/15/24[4]	60,000	61,875
9.000%, due 12/15/25[4]	20,000	21,974
Bristol-Myers Squibb Co.
4.125%, due 06/15/39	250,000	321,863
CVS Health Corp.
3.500%, due 07/20/22	60,000	62,714
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.000%, due 07/15/23[4]	25,000	20,482
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875%, due 09/01/25[4]	30,000	32,925
Par Pharmaceutical, Inc.
7.500%, due 04/01/27[4]	25,000	27,000
Pfizer, Inc.
7.200%, due 03/15/39	170,000	291,868
		1,376,890
Pipelines—0.6%
Buckeye Partners LP
4.125%, due 12/01/27	15,000	14,850
5.600%, due 10/15/44	10,000	9,225
5.850%, due 11/15/43	25,000	23,250
Cheniere Energy, Inc.
4.625%, due 10/15/28[4]	10,000	10,362
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.625%, due 05/01/27[4]	25,000	24,045
5.750%, due 04/01/25	35,000	34,737
DCP Midstream Operating LP
5.375%, due 07/15/25	25,000	26,969
5.625%, due 07/15/27	15,000	16,237
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.750%, due 05/15/25	50,000	46,000
Enterprise Products Operating LLC
2.850%, due 04/15/21	40,000	40,283
EQM Midstream Partners LP
5.500%, due 07/15/28	25,000	26,588
6.000%, due 07/01/25[4]	10,000	10,650
6.500%, due 07/01/27[4]	20,000	22,050
Genesis Energy LP/Genesis Energy Finance Corp.
6.000%, due 05/15/23	25,000	24,249

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
Hess Midstream Operations LP
5.625%, due 02/15/26[4]	45,000	46,462
Holly Energy Partners LP/Holly Energy Finance Corp.
5.000%, due 02/01/28[4]	20,000	19,692
Kinder Morgan, Inc.
4.300%, due 03/01/28	150,000	173,909
5.550%, due 06/01/45	120,000	151,730
MPLX LP
4.875%, due 06/01/25	120,000	137,047
NuStar Logistics LP
5.625%, due 04/28/27	25,000	25,625
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, due 05/15/23	25,000	23,969
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	80,000	92,600
Sunoco Logistics Partners Operations LP
5.400%, due 10/01/47	100,000	106,494
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875%, due 02/01/31[4]	40,000	42,550
5.000%, due 01/15/28	75,000	78,187
Western Midstream Operating LP
4.100%, due 02/01/25[8]	40,000	39,912
4.650%, due 07/01/26	25,000	25,572
5.450%, due 04/01/44	35,000	32,725
Williams Cos., Inc./The
4.300%, due 03/04/24	80,000	87,789
		1,413,758
Real estate investment trusts—0.2%
AvalonBay Communities, Inc. GMTN
3.450%, due 06/01/25	70,000	77,996
Boston Properties LP, REIT
2.750%, due 10/01/26	40,000	43,044
Equinix, Inc.
5.375%, due 05/15/27	65,000	70,903
Iron Mountain, Inc.
4.875%, due 09/15/27[4]	40,000	41,450
iStar, Inc.
5.500%, due 02/15/26	35,000	35,087
Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp.
5.250%, due 03/15/22[4]	15,000	14,962
5.250%, due 10/01/25[4]	15,000	14,438

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
3.875%, due 02/15/29[4]	25,000	25,250
4.500%, due 09/01/26	38,000	40,090
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.875%, due 10/01/28[4]	10,000	10,538
Service Properties Trust
7.500%, due 09/15/25	25,000	27,857
Ventas Realty LP
3.500%, due 02/01/25	35,000	38,585
VEREIT Operating Partnership LP
4.875%, due 06/01/26	15,000	17,153
		457,353
Retail—0.3%
1011778 BC ULC/New Red Finance, Inc.
3.875%, due 01/15/28[4]	5,000	5,143
4.000%, due 10/15/30[4]	10,000	9,975
5.750%, due 04/15/25[4]	5,000	5,338
Academy Ltd.
6.000%, due 11/15/27[4]	20,000	20,600
Asbury Automotive Group, Inc.
4.500%, due 03/01/28	10,000	10,338
4.750%, due 03/01/30	15,000	15,787
Beacon Roofing Supply, Inc.
4.500%, due 11/15/26[4]	5,000	5,206
4.875%, due 11/01/25[4]	35,000	35,472
FirstCash, Inc.
4.625%, due 09/01/28[4]	25,000	25,687
Group 1 Automotive, Inc.
4.000%, due 08/15/28[4]	10,000	10,233
Home Depot, Inc./The
2.125%, due 09/15/26	50,000	53,690
3.350%, due 09/15/25	40,000	45,109
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, due 06/01/27[4]	35,000	36,662
Lithia Motors, Inc.
4.625%, due 12/15/27[4]	15,000	15,937
Macy's, Inc.
8.375%, due 06/15/25[4]	5,000	5,450
McDonald's Corp. MTN
3.800%, due 04/01/28	225,000	262,637
4.875%, due 12/09/45	20,000	27,317
Michaels Stores, Inc.
4.750%, due 10/01/27[4]	30,000	30,000

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Retail—(concluded)
8.000%, due 07/15/27[4]	35,000	36,050
PetSmart, Inc.
7.125%, due 03/15/23[4]	20,000	19,749
8.875%, due 06/01/25[4]	20,000	20,150
QVC, Inc.
4.750%, due 02/15/27	10,000	10,318
4.850%, due 04/01/24	25,000	26,351
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.375%, due 09/30/26[4]	2,000	2,078
White Cap Buyer LLC
6.875%, due 10/15/28[4]	30,000	31,918
Yum! Brands, Inc.
3.625%, due 03/15/31	15,000	14,963
4.750%, due 01/15/30[4]	10,000	10,811
7.750%, due 04/01/25[4]	10,000	11,075
		804,044
Semiconductors—0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.125%, due 01/15/25	40,000	43,100
NVIDIA Corp.
2.850%, due 04/01/30	100,000	112,078
NXP BV/NXP Funding LLC
5.550%, due 12/01/28[4]	100,000	125,631
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, due 06/18/26[4]	95,000	107,650
QUALCOMM, Inc.
3.250%, due 05/20/27	80,000	90,641
Texas Instruments, Inc.
1.850%, due 05/15/22	90,000	92,038
		571,138
Software—0.6%
Black Knight InfoServ LLC
3.625%, due 09/01/28[4]	30,000	30,394
Boxer Parent Co., Inc.
7.125%, due 10/02/25[4]	27,000	29,150
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.750%, due 03/01/25[4]	40,000	40,750
Fiserv, Inc.
3.200%, due 07/01/26	90,000	100,903
3.500%, due 07/01/29	200,000	228,981

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Software—(concluded)
Microsoft Corp.
2.375%, due 02/12/22	180,000	184,272
2.525%, due 06/01/50	220,000	235,605
3.500%, due 02/12/35	200,000	249,442
MSCI, Inc.
3.625%, due 09/01/30[4]	5,000	5,200
5.375%, due 05/15/27[4]	15,000	16,069
Open Text Corp.
5.875%, due 06/01/26[4]	30,000	31,275
Oracle Corp.
2.500%, due 05/15/22	130,000	133,651
2.800%, due 04/01/27	50,000	55,019
5.375%, due 07/15/40	216,000	310,486
		1,651,197
Telecommunications—0.8%
America Movil SAB de CV
3.125%, due 07/16/22	40,000	41,600
AT&T, Inc.
4.500%, due 03/09/48	100,000	121,866
6.000%, due 08/15/40	330,000	465,791
CenturyLink, Inc.
5.125%, due 12/15/26[4]	25,000	25,996
5.625%, due 04/01/25	10,000	10,725
Series Y,
7.500%, due 04/01/24	55,000	61,669
CommScope, Inc.
8.250%, due 03/01/27[4]	25,000	26,938
Consolidated Communications, Inc.
6.500%, due 10/01/28[4]	30,000	32,518
Deutsche Telekom International Finance BV
8.750%, due 06/15/30[8]	150,000	238,261
Frontier Communications Corp.
5.875%, due 10/15/27[4]	50,000	52,562
6.750%, due 05/01/29[4]	30,000	31,050
Level 3 Financing, Inc.
5.375%, due 05/01/25	100,000	102,655
LogMeIn, Inc.
5.500%, due 09/01/27[4]	20,000	20,750
Rogers Communications, Inc.
5.000%, due 03/15/44	40,000	54,308
Sprint Capital Corp.
6.875%, due 11/15/28	25,000	32,467
8.750%, due 03/15/32	35,000	53,668

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(concluded)
Telecommunications—(concluded)
Sprint Corp.
7.625%, due 02/15/25	30,000	35,925
7.625%, due 03/01/26	10,000	12,435
7.875%, due 09/15/23	75,000	86,437
Telecom Italia Capital SA
6.375%, due 11/15/33	20,000	23,900
Verizon Communications, Inc.
2.987%, due 10/30/56[4]	50,000	52,885
3.376%, due 02/15/25	193,000	214,330
4.016%, due 12/03/29	182,000	216,456
4.862%, due 08/21/46	50,000	68,707
ViaSat, Inc.
5.625%, due 09/15/25[4]	50,000	50,875
5.625%, due 04/15/27[4]	15,000	15,750
Zayo Group Holdings, Inc.
4.000%, due 03/01/27[4]	5,000	4,974
		2,155,498
Transportation—0.2%
Burlington Northern Santa Fe LLC
3.050%, due 03/15/22	150,000	154,444
5.150%, due 09/01/43	110,000	159,847
Norfolk Southern Corp.
3.250%, due 12/01/21	70,000	71,596
3.400%, due 11/01/49	100,000	117,425
United Parcel Service, Inc.
3.750%, due 11/15/47	50,000	62,794
		566,106
Total corporate bonds (cost—$30,021,789)		32,399,496

Mortgage-backed securities—2.9%
Angel Oak Mortgage Trust,
Series 2019-5, Class A1,
2.593%, due 10/25/49[4,9]	247,427	250,598
Series 2020-4, Class A1,
1.469%, due 06/25/65[4,9]	267,391	268,542
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1,
3.649%, due 09/25/48[4,9]	112,574	114,827
Series 2019-4, Class A1,
2.993%, due 07/26/49[4,9]	262,847	266,478

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
Angel Oak Mortgage Trust LLC,
Series 2020-5, Class A1,
1.373%, due 05/25/65[4,9]	180,997	181,288
BBCMS Trust,
Series 2015-SRCH, Class A2,
4.197%, due 08/10/35[4]	350,000	393,073
BENCHMARK Mortgage Trust,
Series 2019-B10, Class C,
3.750%, due 03/15/62	250,000	257,644
Series 2020-B20, Class AS,
2.375%, due 10/15/53	300,000	312,057
CHT Mortgage Trust,
Series 2017-CSMO, Class D,
1 mo. USD LIBOR + 2.250%,
2.391%, due 11/15/36[3,4]	375,000	364,665
COLT Mortgage Loan Trust,
Series 2020-2, Class A1,
1.853%, due 03/25/65[4,9]	82,305	83,388
Series 2020-3, Class A1,
1.506%, due 04/27/65[4,9]	111,136	111,976
CSMC Trust,
Series 2020-NQM1, Class A1,
1.208%, due 05/25/65[4,8]	327,716	328,499
Deephaven Residential Mortgage Trust,
Series 2018-3A, Class A1,
3.789%, due 08/25/58[4,9]	165,256	166,069
FREMF Mortgage Trust,
Series 2017-K64, Class B,
4.117%, due 05/25/50[4,9]	50,000	55,791
GB Trust,
Series 2020-FLIX, Class C,
1 mo. USD LIBOR + 1.600%,
1.741%, due 08/15/37[3,4]	250,000	251,142
GS Mortgage Securities Trust,
Series 2017-GS5, Class B,
4.047%, due 03/10/50[9]	325,000	357,969
GS Mortgage-Backed Securities Trust,
Series 2020-NQM1, Class A1,
1.382%, due 09/27/60[4,9]	180,013	181,061
Hilton USA Trust,
Series 2016-SFP, Class B,
3.323%, due 11/05/35[4]	425,000	425,130
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class AS,
3.800%, due 01/15/48	250,000	270,687

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C32, Class AS,
3.994%, due 12/15/49[9]	260,000	290,631
Series 2017-C34, Class C,
4.324%, due 11/15/52[9]	150,000	148,626
New Residential Mortgage Loan Trust,
Series 2020-NQM2, Class A1,
1.650%, due 05/24/60[4,9]	111,464	112,144
Residential Mortgage Loan Trust,
Series 2019-3, Class A1,
2.633%, due 09/25/59[4,9]	254,207	258,405
Series 2020-1, Class A1,
2.376%, due 02/25/24[4,9]	107,762	109,734
Series 2020-2, Class A1,
1.654%, due 05/25/60[4,9]	197,989	199,639
RETL,
Series 2019-RVP, Class C,
1 mo. USD LIBOR + 2.100%,
2.241%, due 03/15/36[3,4]	250,000	225,950
Verus Securitization Trust,
Series 2019-1, Class A1,
3.836%, due 02/25/59[4,9]	179,190	180,602
Series 2019-2, Class A1,
3.211%, due 05/25/59[4,9]	234,693	237,631
Series 2019-3, Class A1,
2.784%, due 07/25/59[4,8]	177,757	181,705
Series 2019-4, Class A1,
2.642%, due 11/25/59[4,8]	199,521	204,039
Series 2020-4, Class A1,
1.502%, due 05/25/65[4,8]	116,282	117,064
Series 2020-5, Class A1,
1.218%, due 05/25/65[4,8]	219,203	219,401
Vista Point Securitization Trust,
Series 2020-1, Class A1,
1.763%, due 03/25/65[4,9]	86,490	87,139
Series 2020-2, Class A1,
1.475%, due 04/25/65[4,9]	93,024	93,396

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(concluded)
Wells Fargo Commercial Mortgage Trust,
Series 2018-C44, Class C,
4.995%, due 05/15/51[9]	150,000	147,707
Total mortgage-backed securities (cost—$7,388,998)		7,454,697

Municipal bonds—0.7%
California — 0.2%
State of California, Department of Water Resources (Central Valley Project Water System) Revenue Bonds
1.789%, due 12/01/35	100,000	96,977
State of California, GO Bonds
7.550%, due 04/01/39	205,000	357,871
		454,848
Hawaii—0.0%†
State of Hawaii, GO Bonds,
Series FZ,
2.245%, due 08/01/38	125,000	124,225

Massachusetts—0.0%†
Commonwealth of Massachusetts, GO Bonds,
Series D,
2.813%, due 09/01/43	40,000	42,858

Michigan—0.0%†
Michigan Finance Authority Hospital (Trinity Health Corp Obligated Group) Revenue Bonds
3.084%, due 12/01/34	100,000	107,871

New York—0.3%
Metropolitan Transportation Authority Revenue Bonds
6.668%, due 11/15/39	40,000	50,746
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds,
Series C-5,
3.800%, due 05/01/29	300,000	338,529
New York State Dormitory Authority Revenue Bonds,
Series F,
2.657%, due 02/15/28	150,000	158,394
Series F,
3.190%, due 02/15/43	100,000	108,317
		655,986
Tennessee—0.1%
Tennessee Valley Authority
2.875%, due 09/15/24	120,000	131,428

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(concluded)
Texas—0.1%
Texas Transportation Commission, GO Bonds
2.472%, due 10/01/44	150,000	150,601

Utah—0.0%†
Utah Transit Authority Revenue Bonds,
Series B,
3.443%, due 12/15/42	100,000	104,284

Total municipal bonds (cost—$1,651,665)		1,772,101

Non-U.S. government agency obligations—0.6%
Chile Government International Bond
3.125%, due 01/21/26	200,000	220,500
Colombia Government International Bond
8.125%, due 05/21/24	135,000	163,958
Indonesia Government International Bond
3.400%, due 09/18/29	200,000	224,039
Israel Government AID Bond
5.500%, due 09/18/33	175,000	257,293
Mexico Government International Bond
3.250%, due 04/16/30	200,000	212,700
4.750%, due 04/27/32	200,000	236,187
Panama Government International Bond
6.700%, due 01/26/36	90,000	132,272
8.875%, due 09/30/27	60,000	85,725
Republic of Poland Government International Bond
5.000%, due 03/23/22	35,000	37,133
Uruguay Government International Bond
4.125%, due 11/20/45	80,000	96,725
Total non-U.S. government agency obligations (cost—$1,499,173)		1,666,532

U.S. government agency obligations—4.9%
Federal Home Loan Mortgage Corporation Certificates
3.000%, due 11/01/46	178,813	188,546
3.000%, due 07/01/47	247,251	258,504
3.000%, due 08/01/47	226,266	237,622
4.000%, due 05/01/47	267,541	288,500
5.000%, due 03/01/38	16,541	19,211
5.500%, due 05/01/37	113,541	130,909
5.500%, due 08/01/40	19,105	22,342
6.500%, due 08/01/28	36,693	41,046

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(concluded)
Federal National Mortgage Association Certificates
1.875%, due 09/24/26	200,000	214,857
2.375%, due 01/19/23	590,000	617,220
2.500%, due 05/01/35	321,710	334,543
3.000%, due 11/01/48	350,853	368,134
3.000%, due 02/01/50	518,377	541,736
3.500%, due 12/01/47	183,148	193,783
3.500%, due 02/01/48	1,177,471	1,247,302
4.000%, due 12/01/39	55,496	60,901
4.000%, due 02/01/41	29,263	31,923
4.000%, due 08/01/45	155,394	171,114
4.500%, due 09/01/37	161,906	178,923
4.500%, due 07/01/47	121,185	132,472
5.000%, due 10/01/39	6,028	6,874
5.000%, due 05/01/40	9,340	10,855
5.500%, due 08/01/39	18,846	21,167
7.000%, due 08/01/32	119,378	139,857
7.500%, due 02/01/33	1,739	1,912
Government National Mortgage Association Certificate I
4.000%, due 07/15/42	41,321	45,161
Government National Mortgage Association Certificates II
3.000%, due 01/20/47	94,804	100,789
3.000%, due 07/20/47	275,222	292,125
3.000%, due 08/20/47	208,498	220,949
3.500%, due 04/20/47	266,797	285,768
6.000%, due 11/20/28	384	434
6.000%, due 02/20/29	827	936
6.000%, due 02/20/34	225,675	253,234
UMBS TBA
2.000%	4,050,000	4,207,284
2.500%	1,550,000	1,624,060
3.000%	200,000	208,934
Total U.S. government agency obligations (cost—$12,323,711)		12,699,927

U.S. Treasury obligations—6.9%
U.S. Treasury Bonds
1.250%, due 05/15/50	850,000	782,664
1.375%, due 08/15/50	205,000	194,782
2.000%, due 02/15/50	145,000	159,778
2.250%, due 08/15/49	595,000	690,572
2.875%, due 05/15/49	535,000	699,847
3.125%, due 02/15/42	485,000	643,913
3.375%, due 11/15/48	220,000	313,148
3.750%, due 11/15/43	230,000	335,171

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

	Face amount ($)	Value ($)
U.S. Treasury obligations—(concluded)
U.S. Treasury Inflation Index Note (TIPS)
0.250%, due 07/15/29	2,035	2,268
U.S. Treasury Notes
0.125%, due 04/30/22	925,000	925,036
0.125%, due 07/31/22	1,000,000	999,687
0.250%, due 07/31/25	875,000	871,445
0.250%, due 10/31/25	1,505,000	1,497,122
0.375%, due 11/30/25	2,100,000	2,101,149
0.500%, due 10/31/27	1,035,000	1,026,914
0.625%, due 08/15/30	4,005,000	3,924,274
1.125%, due 02/28/25	590,000	610,512
1.500%, due 03/31/23	1,100,000	1,134,246
1.500%, due 02/15/30	732,000	777,979
1.625%, due 08/15/29	10,000	10,736
Total U.S. Treasury obligations (cost—$17,443,651)		17,701,243

	Number of shares
Short-term investments—8.7%
Investment companies—8.7%
State Street Institutional U.S. Government Money Market Fund, 0.02%[10] (cost — $22,324,873)	22,324,873	22,324,873
Total investments (cost — $217,745,389)—102.2%		262,740,393
Liabilities in excess of other assets—(2.2)%		(5,757,551)
Net assets—100.0%		$256,982,842

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Swaptions written

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	475	475,000	CDX North American High Yield Series 35 Index swap strike @ 102 terminating 01/20/21	JPMCB	Pay	01/20/21	2,423	(1,055)	1,368

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

Swaptions written—(concluded)
Put interest rate swaptions—(concluded)
USD	475	475,000	CDX North American High Yield Series 35 Index swap strike @ 104 terminating 01/20/21	JPMCB	Pay	01/20/21	2,237	(1,435)	802
Total							4,660	(2,490)	2,170
Total swaptions written							4,660	(2,490)	2,170

Futures contracts
Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Index futures buy contracts:
354	USD	Russell 2000 Value E-Mini Index Futures	December 2020	27,243,595	32,215,770	4,972,175

U.S. Treasury futures buy contracts:
14	USD	U.S. Treasury Note 2 Year Futures	March 2021	3,090,849	3,091,922	1,073
7	USD	U.S. Treasury Note 5 Year Futures	March 2021	881,179	882,219	1,040
Total				31,215,623	36,189,911	4,974,288

Index futures sell contracts:
116	USD	S&P 500 E-Mini Index Futures	December 2020	(19,542,609)	(21,014,560)	(1,471,951)
Net unrealized appreciation (depreciation)						3,502,337

Centrally cleared credit default swap agreements on credit indices—sell protection[12]
Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio(%)[11]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North American High Yield 34 Index	USD	1,334	06/20/25	Quarterly	5.000	(46,583)	129,241	82,658

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the Fund's investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	157,945,521	—	—	157,945,521
Preferred stocks	—	—	0	0
Asset-backed securities	—	8,776,003	—	8,776,003
Corporate bonds	—	32,399,496	—	32,399,496
Mortgage-backed securities	—	7,454,697	—	7,454,697
Municipal bonds	—	1,772,101	—	1,772,101
Non-U.S. government agency obligations	—	1,666,532	—	1,666,532
U.S. government agency obligations	—	12,699,927	—	12,699,927
U.S. Treasury obligations	—	17,701,243	—	17,701,243
Short-term investments	—	22,324,873	—	22,324,873
Futures contracts	4,974,288	—	—	4,974,288
Swap agreements	—	129,241	—	129,241
Total	162,919,809	104,924,113	0	267,843,922

Liabilities
Swaptions written	—	(2,490)	—	(2,490)
Futures contracts	(1,471,951)	—	—	(1,471,951)
Total	(1,471,951)	(2,490)	—	(1,474,441)

At November 30, 2020, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

*	Non-income producing security.

1	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

2	Security fair valued by a Valuation Committee under the direction of the Board of Trustees.

3	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

4	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $19,171,605, represented 7.5% of the Fund's net assets at period end.

5	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

6	Perpetual investment. Date shown reflects the next call date.

7	Rate shown reflects annualized yield at the period end on zero coupon bond.

8	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

9	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

10	Rate shown reflects 7 day yield as of November 30, 2020.

11	Payments made or received are based on the notional amount.

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2020 (unaudited)

12	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

Portfolio acronyms

ADR	American Depositary Receipt
AID	Anticipation Certificates of Indebtedness
FRN	Floating Rate Note
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	To-Be-Announced Security
TIPS	Treasury inflation protected securities

Counterparty acronyms

JPMCB	JPMorgan Chase Bank

Currency type abbreviations

USD	United States Dollar

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The Fund may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts, if any, are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated August 31, 2020.